Note 21 - Fair Value of Financial Instruments	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
21.	Fair value of financial instruments:

The amounts set out in the table below represent the fair value of the Bank’s financial instruments:

(thousands of Canadian dollars)
	2024					2023

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	225,254	225,254	-	-	225,254	132,242	132,242	-	-	132,242
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	299,300	299,300	-	-	299,300	167,940	167,940	-	-	167,940
FVTPL	-	-	-	-	-	-	-	-	-	-
Loans
Amortized cost	4,236,116	-	-	4,190,523	4,190,523	3,850,404	-	-	3,837,599	3,837,599
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	20	-	20	-	20	1,517	-	1,517	-	1,517
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	953	-	-	953	953	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$4,144,673	$-	$-	$4,182,338	$4,182,338	$3,533,366	$-	$-	$3,436,491	$3,436,491
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	102,503	-	99,152	-	99,152	106,850	-	109,033	-	109,033
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Other financial liabilities
Amortized cost	191,071	-	-	191,071	191,071	176,039	-	-	176,039	176,039
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-

Fair values are based on management’s best estimates of market conditions and valuation policies at a certain point in time. The estimates are subjective and involve particular assumptions and matters of judgment and as such, may not be reflective of future fair values. The Bank’s loans and deposits lack an available market as they are not typically exchanged. Therefore, they have been valued as described below and are not necessarily representative of amounts realizable upon immediate settlement.

The fair value amounts have been determined using the following valuation methods and assumptions:

•	For securities, the combined carrying value and accrued interest approximates fair value.
•	The fair value of loans is based on net discounted cash flows using market interest rates and applicable credit spreads for borrowers.
•	The fair value of deposits is determined based on discounted cash flows using market interest rates.
•	The fair value of subordinated notes payable is determined based on discounted cash flows using current market interest rates.

•

The investment in Stablecorp which is measured at fair value at each reporting period with changes in value reflected in the Bank’s other comprehensive income. The estimated fair value of the Stablecorp investment is classified as Level 3 fair value hierarchy as the determination of fair value did not use inputs that were based on observable market data given that the entity is privately-held.

•	The fair value of derivatives is based on net discounted cash flows using market interest rates and applicable credit spreads for the counterparty.
•	The fair value of other financial assets is approximately equal to their carrying value due primarily to the short-term nature of the instruments.
•

The fair value of other financial liabilities is approximately equal to their carrying value due to the short-term nature of the instruments except for lease obligations. However, the fair value of the Bank’s lease obligations is approximately equal to their carrying value given that there has been minimal movement in the market interest rates associated with these leases.

•	Cash and derivatives are designated as FVTPL.
•	Loans, deposits and subordinated notes payable are designated as amortized cost.
•	Securities and other financial assets are designated as FVOCI.